Other investments (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Other investments
Other investments	SFr 4,986	SFr 4,839		SFr 4,986		SFr 4,890
Accumulated depreciation, real estate held for investment	32	32		32		31
Impairment charges	0	0	SFr 0	0	SFr 0
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	3	3		3		3
Equity method investments
Other investments
Other investments	2,392	2,469		2,392		2,467
Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,360	1,132		1,360		1,207
of which at net asset value
Other investments
Other investments	622	442		622		530
of which at measurement alternative
Other investments
Other investments	255	248		255		227
of which at fair value
Other investments
Other investments	248	205		248		208
of which at cost less impairment
Other investments
Other investments	235	237		235		242
Real estate held for investment
Other investments
Other investments	79	79		79		79
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	3	3		3		3
Life finance instruments
Other investments
Other investments	1,155	SFr 1,159		1,155		1,137
Bank
Other investments
Other investments	4,946			4,946		4,824
Accumulated depreciation, real estate held for investment	28			28		27
Impairment charges				0	SFr 0
Bank | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	3			3		3
Bank | Equity method investments
Other investments
Other investments	2,380			2,380		2,429
Bank | Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,356			1,356		1,202
Bank | of which at net asset value
Other investments
Other investments	620			620		526
Bank | of which at measurement alternative
Other investments
Other investments	254			254		227
Bank | of which at fair value
Other investments
Other investments	248			248		208
Bank | of which at cost less impairment
Other investments
Other investments	234			234		241
Bank | Real estate held for investment
Other investments
Other investments	55			55		56
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	3			3		3
Bank | Life finance instruments
Other investments
Other investments	SFr 1,155			SFr 1,155		SFr 1,137